Principal Audit Fees and Services	12 Months Ended
Dec. 31, 2024
Principal Audit Fees And Services [Abstract]
Principal audit fees and services

NOTE 26: Principal audit fees and services

During the past fiscal year, in addition to their usual activity, the statutory auditor performed additional activities on behalf of the Company mainly for the issuance of special reports related to warrant plans, grant report certification, for participation to the audit committees and for participation to special projects.

The detail is presented in the table below:

Thousands of $ For The Years ended December 31	2024	2023	2022
Audit fee for statutory and consolidated financials	408	408	239
Other audit fees	236	-	191
Audit-related and other services	16	40	42
Total expenses	660	448	472